SUBSEQUENT EVENTS (Details Narrative 2) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2016	Aug. 31, 2016	May 31, 2016
Subsequent Events [Abstract]
Total purchase price		$ 450,000	$ 450,000
Property, plant and equipment		75,000	75,000
Total intangible asset		$ 375,000	375,000
Term loan issuance for purchase			$ 543,000
Interest rate	12.00%		12.00%